Eventide Core Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 55.0%
	AUTOMOTIVE - 1.8%
$820,000	BorgWarner, Inc.	2.6500	7/1/2027	$867,194

	BANKING - 9.4%
900,000	Bank of America Corp., Quarterly US LIBOR +0.87% [1]	2.4560	10/22/2025	949,813
20,000	First Horizon National Corp.	3.5500	5/26/2023	21,059
750,000	First Horizon National Corp.	4.0000	5/26/2025	816,254
820,000	Huntington Bancshares, Inc.	4.0000	5/15/2025	935,312
925,000	JPMorgan Chase & Co.[1]	0.6530	9/16/2024	925,757
870,000	Regions Financial Corp.	2.2500	5/18/2025	920,258
				4,568,453
	ELECTRIC UTILITIES - 17.9%
765,000	Avangrid, Inc.	3.1500	12/1/2024	833,279
850,000	CMS Energy Corp.	3.8750	3/1/2024	926,860
690,000	DTE Electric Co.	3.9500	3/1/2049	873,010
820,000	Duke Energy Florida LLC	2.5000	12/1/2029	890,898
700,000	Florida Power & Light Co.	3.9500	3/1/2048	887,060
245,000	Georgia Power Co.	3.2500	4/1/2026	271,988
640,000	Interstate Power and Light Co.	3.5000	9/30/2049	707,605
665,000	MidAmerican Energy Co.	4.2500	7/15/2049	865,034
725,000	National Rural Utilities Cooperative Finance Corp.	1.3500	3/15/2031	722,960
800,000	Northern States Power Co.	2.9000	3/1/2050	860,087
400,000	TerraForm Power Operating LLC [2]	5.0000	1/31/2028	438,620
470,000	WEC Energy Group, Inc.	0.5500	9/15/2023	471,189
				8,748,590
	ELECTRICAL EQUIPMENT - 3.5%
770,000	Lennox International, Inc.	1.3500	8/1/2025	776,840
795,000	Roper Technologies, Inc.	3.8000	12/15/2026	918,614
				1,695,454
	INDUSTRIAL SUPPORT SERVICES - 0.7%
350,000	United Rentals North America, Inc.	5.8750	9/15/2026	369,203

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
775,000	Nasdaq, Inc.	3.2500	4/28/2050	814,033

	INSURANCE - 4.3%
695,000	Aflac, Inc.	3.6000	4/1/2030	817,240
820,000	Brown & Brown, Inc.	4.2000	9/15/2024	905,347
325,000	Reinsurance Group of America, Inc.	3.9500	9/15/2026	366,534
				2,089,121
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.2%
795,000	Alexandria Real Estate Equities, Inc.	3.8000	4/15/2026	912,966
750,000	American Tower Corp.	3.3750	5/15/2024	812,575
500,000	Crown Castle International Corp.	3.6500	9/1/2027	560,323
750,000	Equinix, Inc.	1.5500	3/15/2028	752,546
500,000	HAT Holdings I LLC / HAT Holdings II LLC [2]	5.2500	7/15/2024	522,025
15,000	Kilroy Realty LP	4.7500	12/15/2028	17,435
915,000	Prologis LP	1.2500	10/15/2030	896,836
				4,474,706
	RETAIL - DISCRETIONARY - 1.8%
750,000	O’Reilly Automotive, Inc.	4.2000	4/1/2030	901,187

	SEMICONDUCTORS - 1.2%
510,000	NVIDIA Corp.	3.5000	4/1/2050	600,842

Eventide Core Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 55.0% (Continued)
	TECHNOLOGY SERVICES - 3.5%
$15,000	Verisk Analytics, Inc.	4.1250	3/15/2029	$17,702
550,000	Verisk Analytics, Inc.	5.5000	6/15/2045	765,889
920,000	Visa, Inc.	0.7500	8/15/2027	914,868
				1,698,459

	TOTAL CORPORATE BONDS (Cost $27,079,406)			26,827,242

	U.S. GOVERNMENT & AGENCIES - 43.2%
	AGENCY FIXED RATE - 26.6%
1,592,337	Fannie Mae Pool	1.5000	9/1/2035	1,630,573
1,477,165	Fannie Mae Pool	2.0000	8/1/2035	1,537,131
1,440,784	Fannie Mae Pool	2.0000	9/1/2035	1,499,299
1,443,806	Fannie Mae Pool	2.5000	9/1/2040	1,516,124
1,458,847	Fannie Mae Pool	2.5000	6/1/2050	1,531,919
44,576	Fannie Mae Pool	2.5000	8/1/2050	46,808
1,345,380	Fannie Mae Pool	2.5000	9/1/2050	1,412,768
611,225	Fannie Mae Pool	3.0000	11/1/2046	642,702
1,495,227	Freddie Mac Pool	2.0000	9/1/2050	1,546,689
44,274	Freddie Mac Pool	2.5000	7/1/2050	46,492
1,449,983	Freddie Mac Pool	2.5000	9/1/2050	1,522,611
39,208	Freddie Mac Pool	3.0000	12/1/2049	41,067
				12,974,183

	GOVERNMENT SPONSORED - 2.0%
1,000,000	Federal Farm Credit Banks Funding Corp.	0.4800	9/3/2024	1,000,109

	GOVERNMENT OWNED - 14.6%
1,000,000	Federal Home Loan Mortgage Corp.	0.4000	2/26/2024	999,662
550,000	Federal Home Loan Mortgage Corp.	0.5000	3/1/2024	550,311
800,000	Federal Home Loan Mortgage Corp.	1.5000	2/12/2025	840,374
1,000,000	Federal National Mortgage Association	0.3400	8/25/2023	999,915
1,000,000	Federal National Mortgage Association	0.8750	8/5/2030	989,251
1,745,000	Federal National Mortgage Association	1.8750	9/24/2026	1,893,453
515,000	Federal National Mortgage Association	5.6250	7/15/2037	828,860
				7,101,826

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $21,090,074)			21,076,118

Shares

	SHORT-TERM INVESTMENTS - 4.3%
2,123,736	First American Government Obligations Fund - Class U, 0.07% [3]			2,123,736
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,123,736)			2,123,736

	TOTAL INVESTMENTS - 102.5% (Cost $50,293,216)			$50,027,096
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%			(1,220,313)
	TOTAL NET ASSETS - 100.0%			$48,806,783

LLC - Limited Liability Company

LP - Limited Partnership

1.	Variable rate, rate shown represents the rate at September 30, 2020.

2.	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.97% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

3.	Interest rate reflects seven-day effective yield on September 30, 2020.

Eventide Dividend Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Fair Value

	COMMON STOCK - 71.9%
	AUTOMOTIVE - 1.9%
36,400	Magna International, Inc.	$1,665,300

	BANKING - 3.5%
104,600	First Horizon National Corp.	986,378
19,500	First Republic Bank	2,126,670
		3,113,048
	BIOTECHNOLOGY & PHARMACEUTICALS - 3.9%
5,500	Ascendis Pharma A/S - ADR [1]	848,760
7,200	Neurocrine Biosciences, Inc. [1]	692,352
11,500	Zoetis, Inc.	1,901,755
		3,442,867
	CHEMICALS - 2.2%
2,800	Sherwin-Williams Co.	1,950,872

	DIVERSIFIED INDUSTRIALS - 3.3%
50,300	ITT, Inc.	2,970,215

	ELECTRIC UTILITIES - 7.1%
37,500	Brookfield Renewable Corp.	2,197,500
70,900	Clearway Energy, Inc.	1,911,464
7,900	NextEra Energy, Inc.	2,192,724
		6,301,688
	ELECTRICAL EQUIPMENT - 5.3%
4,800	Roper Technologies, Inc.	1,896,528
23,300	Trane Technologies PLC	2,825,125
		4,721,653
	FOOD - 1.0%
4,600	McCormick & Co., Inc.	892,860

	GAS & WATER UTILITIES - 2.7%
16,600	American Water Works Co., Inc.	2,405,008

	HOME CONSTRUCTION - 3.5%
41,500	DR Horton, Inc.	3,138,645

	LEISURE FACILITIES & SERVICES - 1.0%
2,200	Domino’s Pizza, Inc.	935,616

	MACHINERY - 1.4%
6,600	IDEX Corp.	1,203,906

	MEDICAL EQUIPMENT & DEVICES - 10.10%
37,700	Agilent Technologies, Inc.	3,805,438
16,700	STERIS PLC	2,942,373
16,300	Zimmer Biomet Holdings, Inc.	2,219,082
		8,966,893
	RETAIL - DISCRETIONARY - 2.0%
11,000	Lowe’s Cos, Inc.	1,824,460

	SEMICONDUCTORS - 7.6%
26,400	Entegris, Inc.	1,962,576
9,900	KLA Corp.	1,918,026
20,000	Skyworks Solutions, Inc.	2,910,000
		6,790,602

Eventide Dividend Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares				Fair Value

	COMMON STOCK - 71.9% (Continued)
	SOFTWARE - 3.6%
46,000	Dynatrace, Inc. [1]			$1,886,920
6,000	Synopsys, Inc. [1]			1,283,880
				3,170,800
	TECHNOLOGY SERVICES - 5.5%
13,300	Jack Henry & Associates, Inc.			2,162,447
2,400	MSCI, Inc.			856,272
10,400	Verisk Analytics, Inc.			1,927,224
				4,945,943
	TRANSPORTATION & LOGISTICS - 2.6%
13,000	Old Dominion Freight Line, Inc.			2,351,960

	WHOLESALE - CONSUMER STAPLES - 1.1%
15,700	Sysco Corp.			976,854

	WHOLESALE - DISCRETIONARY - 2.6%
7,000	Pool Corp.			2,341,780

	TOTAL COMMON STOCK (Cost $54,978,670)			64,110,970

	LIMITED PARTNERSHIPS - 4.6%
	ELECTRIC UTILITIES - 4.6%
68,000	NextEra Energy Partners LP			4,077,280
	TOTAL LIMITED PARTNERSHIPS (Cost $3,435,262)			4,077,280

	PREFERRED STOCK - 2.6%
	AUTOMOTIVE - 2.6%
20,600	Aptiv PLC			2,352,520
	TOTAL PREFERRED STOCK (Cost $2,295,881)			2,352,520

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 17.9%
20,800	Alexandria Real Estate Equities, Inc.			3,328,000
17,500	Crown Castle International Corp.			2,913,750
2,600	Equinix, Inc.			1,976,338
96,200	Hannon Armstrong Sustainable Infrastructure Capital, Inc.			4,066,374
36,100	Prologis, Inc.			3,632,382
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $13,105,044)			15,916,844

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 2.0%
	ASSET MANAGEMENT - 0.2%
$210,000	Calvert Impact Financial, Inc. [2]	1.5000	11/13/2020	210,000

	BIOTECHNOLOGY & PHARMACEUTICALS - 0.7%
419,000	Neurocrine Biosciences, Inc.	2.2500	5/15/2024	580,315

	MEDICAL EQUIPMENT & DEVICES - 1.1%
638,000	Exact Sciences Corp.	1.0000	1/15/2025	990,432

	TOTAL CORPORATE BONDS (Cost $1,654,004)			1,780,747

Eventide Dividend Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares

	SHORT-TERM INVESTMENTS - 0.2%
102,524	Fidelity Government Portfolio - Institutional Class, 0.01% [3]	$102,524
114,613	First American Government Obligations - Class U, 0.07% [3]	114,613
	TOTAL SHORT-TERM INVESTMENTS (Cost $217,137)	217,137

	TOTAL INVESTMENTS - 99.2% (Cost $75,685,998)	$88,455,498
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	707,172
	TOTAL NET ASSETS - 100.0%	$89,162,670

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

1.	Non-Income producing security.

2.	Illiquid security. Total value of all such securities as of September 30, 2020 amounted to $210,000 and represented 0.24% of Total Net Assets.

3.	Interest rate reflects seven-day effective yield on September 30, 2020.

Eventide Exponential Technologies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Fair Value

	COMMON STOCK - 96.4%
	ADVERTISING & MARKETING - 8.9%
1,484	Trade Desk, Inc. [1]	$769,870
22,918	ZoomInfo Technologies, Inc. [1]	985,245
		1,755,115
	E-COMMERCE DISCRETIONARY - 4.7%
3,184	Wayfair, Inc. [1]	926,576

	ELECTRICAL EQUIPMENT - 1.3%
2,492	Novanta, Inc. [1]	262,507

	INTERNET MEDIA & SERVICES - 6.4%
8,893	Fiverr International Ltd. [1]	1,235,949
500	GoodRx Holdings, Inc. [1]	27,800
		1,263,749
	SEMICONDUCTORS - 23.7%
4,108	Advanced Micro Devices, Inc. [1]	336,815
13,961	Entegris, Inc.	1,037,861
4,378	Inphi Corp. [1]	491,430
1,274	KLA Corp.	246,825
806	Lam Research Corp.	267,390
24,169	Lattice Semiconductor Corp. [1]	699,934
2,475	Monolithic Power Systems, Inc.	692,035
4,368	Silicon Laboratories, Inc. [1]	427,409
3,477	Skyworks Solutions, Inc.	505,903
		4,705,602
	SOFTWARE - 51.4%
7,635	Crowdstrike Holdings, Inc. [1]	1,048,438
6,335	Datadog, Inc. [1]	647,184
2,925	DocuSign, Inc. [1]	629,577
29,009	Dynatrace, Inc. [1]	1,189,949
8,035	Five9, Inc. [1]	1,041,979
2,139	HubSpot, Inc. [1]	625,080
1,797	MongoDB, Inc. [1]	416,023
3,465	Palo Alto Networks, Inc. [1]	848,059
4,349	RingCentral, Inc. [1]	1,194,279
3,237	Splunk, Inc. [1]	608,977
19,064	Sprout Social, Inc. [1]	733,964
3,238	Synopsys, Inc. [1]	692,867
1,997	Twilio, Inc. [1]	493,439
		10,169,815

	TOTAL COMMON STOCK (Cost $18,019,998)	19,083,364

	SHORT-TERM INVESTMENTS - 8.9%
1,757,518	First American Government Obligations - Class U, 0.07% [2]	1,757,518
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,757,518)	1,757,518

	TOTAL INVESTMENTS - 105.3% (Cost $19,777,516)	$20,840,882
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%	(1,050,962)
	TOTAL NET ASSETS - 100.0%	$19,789,920

1.	Non-Income producing security.

2.	Interest rate reflects seven-day effective yield on September 30, 2020.

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Fair Value

	COMMON STOCK - 87.7%
	ADVERTISING & MARKETING - 5.6%
300,000	Trade Desk, Inc. [1]	$155,634,000
1,021,100	ZoomInfo Technologies, Inc. [1]	43,897,089
		199,531,089
	ASSET MANAGEMENT - 0.0%
590,602	Entasis Therapeutics Holdings, Inc. [1,2,3]	1,144,587

	AUTOMOTIVE - 2.3%
537,000	Aptiv PLC	49,232,160
718,000	Magna International, Inc.	32,848,500
		82,080,660
	BIOTECHNOLOGY & PHARMACEUTICALS - 9.7%
1,123,000	Ascendis Pharma A/S - ADR [1]	173,301,360
600,000	Avrobio, Inc. [1]	7,812,000
602,000	Biohaven Pharmaceutical Holding Co. Ltd. [1]	39,136,020
1,344,376	Collegium Pharmaceutical, Inc.[1]	27,989,908
618,646	Essa Pharma, Inc. [1,2]	4,055,226
206,000	GW Pharmaceuticals PLC - ADR [1]	20,054,100
450,000	Phathom Pharmaceuticals, Inc. [1]	16,501,500
416,512	Sarepta Therapeutics, Inc. [1]	58,490,780
		347,340,894
	CHEMICALS - 1.3%
230,000	Ecolab, Inc.	45,963,200

	COMMERCIAL SUPPORT SERVICES - 4.3%
133,000	Cintas Corp.	44,266,390
485,000	Rollins, Inc.	26,282,150
804,000	Waste Connections, Inc.	83,455,200
		154,003,740
	CONSTRUCTION MATERIALS - 0.7%
187,000	Vulcan Materials Co.	25,345,980

	E-COMMERCE DISCRETIONARY - 4.7%
573,000	Wayfair, Inc. [1]	166,748,730

	ELECTRIC UTILITIES - 0.3%
206,000	Brookfield Renewable Corp.	12,071,600

	ELECTRICAL EQUIPMENT - 6.7%
359,000	Cognex Corp.	23,370,900
95,000	Lennox International, Inc.	25,897,950
280,000	Novanta, Inc. [1]	29,495,200
245,000	Roper Technologies, Inc.	96,801,950
538,000	Trane Technologies PLC	65,232,500
		240,798,500
	FOOD - 0.7%
203,000	Lamb Weston Holdings, Inc.	13,452,810
58,000	McCormick & Co., Inc.	11,257,800
4,720	Vital Farms, Inc. [1]	191,302
		24,901,912
	FORESTRY, PAPER & WOOD PRODUCTS - 1.8%
882,000	Trex Co., Inc. [1]	63,151,200

	HOME CONSTRUCTION - 1.3%
634,000	DR Horton, Inc.	47,949,420

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Fair Value

	COMMON STOCK - 87.7% (Continued)
	INTERNET MEDIA & SERVICES - 2.0%
508,000	Fiverr International Ltd. [1]	$70,601,840

	MEDICAL EQUIPMENT & DEVICES - 8.1%
1,037,000	Exact Sciences Corp. [1]	105,722,150
201,000	IDEXX Laboratories, Inc. [1]	79,015,110
25,000	Intuitive Surgical, Inc. [1]	17,738,500
91,000	Mettler-Toledo International, Inc. [1]	87,883,250
		290,359,010
	RENEWABLE ENERGY - 0.6%
736,000	Atlantica Sustainable Infrastructure PLC	21,056,960

	RETAIL - DISCRETIONARY - 2.3%
489,000	Lowe’s Cos, Inc.	81,105,540

	SEMICONDUCTORS - 6.1%
172,000	ASML Holding NV - ADR	63,514,440
450,000	Inphi Corp. [1]	50,512,500
201,000	Lam Research Corp.	66,681,750
68,500	Monolithic Power Systems, Inc.	19,153,285
117,400	Skyworks Solutions, Inc.	17,081,700
		216,943,675
	SOFTWARE - 22.8%
987,000	Crowdstrike Holdings, Inc. [1]	135,534,840
329,000	Datadog, Inc. [1]	33,610,640
2,544,941	Dynatrace, Inc. [1]	104,393,480
1,151,000	Five9, Inc. [1]	149,261,680
233,533	HubSpot, Inc. [1]	68,245,349
430,000	Jamf Holding Corp. [1]	16,172,299
86,000	MongoDB, Inc. [1]	19,909,860
108,000	Okta, Inc. [1]	23,095,800
141,837	Palo Alto Networks, Inc. [1]	34,714,606
155,000	RingCentral, Inc. [1]	42,564,550
437,000	Smartsheet, Inc. [1]	21,596,540
178,000	Splunk, Inc. [1]	33,487,140
960,943	Sprout Social, Inc. [1]	36,996,305
386,000	Twilio, Inc. [1]	95,376,740
		814,959,829
	TECHNOLOGY HARDWARE - 0.3%
267,000	Ciena Corp. [1]	10,597,230

	TECHNOLOGY SERVICES - 1.7%
323,000	Verisk Analytics, Inc.	59,855,130

	TRANSPORTATION & LOGISTICS - 2.2%
333,000	Old Dominion Freight Line, Inc.	60,246,360
220,000	XPO Logistics, Inc. [1]	18,625,200
		78,871,560
	WHOLESALE - DISCRETIONARY - 2.2%
237,000	Pool Corp.	79,285,980

	TOTAL COMMON STOCK (Cost $1,661,831,662)	3,134,668,266

	CONTINGENT VALUE RIGHTS - 0.1%
	PHARMACEUTICALS - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR [1,2,3,4,6]	3,424,532
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	3,424,532

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares					Fair Value

	LIMITED PARTNERSHIPS - 3.1%
	ELECTRIC UTILITIES - 3.1%
824,000	Brookfield Renewable Partners LP				$43,301,200
1,135,000	NextEra Energy Partners LP				68,054,600
	TOTAL LIMITED PARTNERSHIPS (Cost $66,717,342)				111,355,800

	PREFERRED STOCK - 2.2%
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.2%
179,406	Beta Bionic Series B/B2 [1,2,3,4,6]				27,269,712
1,015,908	Pliant Therapeutics Series B [1,2,3,6]				21,859,801
534,984	Pliant Therapeutics Series C [1,2,3,6]				11,511,518
1,941,748	Praxis Precision Medicines, Inc. Series C [1,2,3,4,5,6]				10,459,226
1,410,935	Praxis Precision Medicines, Inc. Series C1 [1,2,3,4,5,6]				7,600,001
	TOTAL PREFERRED STOCK (Cost $62,400,033)				78,700,258

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.9%
235,000	Crown Castle International Corp.				39,127,500
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.				26,841,450
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $30,087,774)				65,968,950

Par Value			Coupon Rate (%)	Maturity
	CORPORATE BONDS - 0.8%
$15,000,000	Calvert Impact Capital, Inc. [2]		1.5000	11/13/2020	15,000,000
15,000,000	Calvert Impact Capital, Inc. [2]		1.7500	11/15/2021	15,000,000
	TOTAL CORPORATE BONDS (Cost $30,000,000)				30,000,000

Contracts [7]		Counterparty	Expiration Date - Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.0% [1,8]
900	iShares Expanded Tech-Software	Interactive Broker	11/20/2020 - $210	$18,900,000	31,500
3,900	iShares Expanded Tech-Software	Interactive Broker	11/20/2020 - $240	93,600,000	507,000
	TOTAL PUT OPTIONS PURCHASED (Cost $5,654,623)				538,500

	SHORT-TERM INVESTMENTS - 0.3%
10,798,293	Fidelity Government Portfolio - Institutional Class, 0.01% [9]				10,798,293
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,798,293)				10,798,293

	TOTAL INVESTMENTS - 96.1% (Cost $1,867,489,727)				3,435,454,599
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%				139,119,384
	TOTAL NET ASSETS - 100.0%				$3,574,573,983

ADR- American Depositary Receipt

CVR - Contingent Value Rights

LP - Limited Partnership

PLC - Public Limited Company

1.	Non-Income producing security.

2.	Illiquid security. Total value of all such securities as of September 30, 2020 amounted to $117,324,603 and represented 3.28% of Total Net Assets.

3.	Restricted security.

4.	Security fair valued as of September 30, 2020 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as of September 30, 2020 amounted to $48,753,471, which represents approximately 1.36% of net assets of the Fund.

5.	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

6.	Private investment.

7.	Each contract is equivalent to 100 shares of the underlying common stock.

8.	Cash collateral held at broker.

9.	Interest rate reflects seven-day effective yield on September 30, 2020.

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Fair Value

	COMMON STOCK - 81.4%
	ASSET MANAGEMENT - 0.0%
288,939	Entasis Therapeutics Holdings, Inc. [1,2,3]	$559,964

	BIOTECHNOLOGY & PHARMACEUTICALS - 74.1%
675,000	89bio, Inc. [1]	17,320,500
142,900	Acceleron Pharma, Inc. [1]	16,080,537
580,483	ADC Therapeutics SA [1]	19,150,134
160,000	Allakos, Inc. [1]	13,032,000
975,000	Annexon, Inc. [1]	29,474,250
160,000	Argenx SE - ADR [1]	42,003,200
230,000	Arvinas, Inc. [1]	5,430,300
575,648	Ascendis Pharma A/S - ADR [1]	88,833,999
1,305,307	AvroBio, Inc. [1]	16,995,097
1,181,761	BioHaven Pharmaceutical Holding Co. Ltd. [1]	76,826,283
462,000	Blueprint Medicines Corp. [1]	42,827,400
506,179	Celldex Therapeutics, Inc. [1]	7,506,634
297,000	ChemoCentryx, Inc. [1]	16,275,600
3,000,326	Chiasma, Inc. [1,4]	12,901,402
1,083,600	Collegium Pharmaceutical, Inc. [1]	22,560,552
1,347,000	Crinetics Pharmaceuticals, Inc. [1]	21,107,490
243,000	Deciphera Pharmaceuticals, Inc. [1]	12,465,900
317,417	Eidos Therapeutics, Inc. [1]	16,039,081
1,716,522	Essa Pharma, Inc. [1,2,4]	11,251,804
1,120,000	Fennec Pharmaceuticals, Inc. [1]	6,787,200
1,115,000	Freeline Therapeutics Holdings plc - ADR [1]	17,405,150
51,000	Galapagos NV - ADR [1]	7,237,410
535,000	Global Blood Therapeutics, Inc. [1]	29,499,900
230,000	GW Pharmaceuticals PLC - ADR [1]	22,390,500
800,000	Immatics NV [1]	8,488,000
932,000	Immunovant, Inc. [1]	32,797,080
3,450,000	Kala Pharmaceuticals, Inc. [1,4]	25,875,000
1,680,000	KalVista Pharmaceuticals, Inc. [1,4]	21,151,200
901,077	Karuna Therapeutics, Inc. [1]	69,671,274
400,000	Kura Oncology, Inc. [1]	12,256,000
2,359,646	Magenta Therapeutics, Inc. [1]	16,045,593
301,000	Mirati Therapeutics, Inc. [1]	49,981,050
621,000	MyoKardia, Inc. [1]	84,660,930
353,000	Neurocrine Biosciences, Inc. [1]	33,944,480
497,740	Nurix Therapeutics, Inc. [1]	17,376,103
550,000	Pliant Therapeutics, Inc. [1]	12,457,500
30,900	Regeneron Pharmaceuticals, Inc. [1]	17,297,202
250,000	Relay Therapeutics, Inc. [1]	10,647,500
1,550,000	Rocket Pharmaceuticals, Inc. [1]	35,433,000
515,000	Sarepta Therapeutics, Inc. [1]	72,321,450
102,500	Seattle Genetics, Inc. [1]	20,058,225
1,985,975	Sutro Biopharma, Inc. [1,4]	19,959,049
699,200	Syndax Pharmaceuticals, Inc. [1]	10,320,192
3,197,008	Trillium Therapeutics, Inc. [1]	45,429,484
383,000	Turning Point Therapeutics, Inc. [1]	33,458,880
300,000	Xencor, Inc. [1]	11,637,000
1,274,100	Xenon Pharmaceuticals, Inc. [1]	14,104,287
316,711	Zentalis Pharmaceuticals, Inc. [1]	10,353,282
		1,257,126,084

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Fair Value

	COMMON STOCK - 81.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.2%
110,091	American Well Corp. [1]	$3,263,097

	INTERNET MEDIA & SERVICES - 0.0%
2,000	GoodRx Holdings, Inc. [1]	111,200

	MEDICAL EQUIPMENT & DEVICES - 7.0%
703,000	Exact Sciences Corp. [1]	71,670,850
119,000	Repligen Corp. [1]	17,557,260
930,000	Veracyte, Inc. [1]	30,215,700
		119,443,810
	SOFTWARE - 0.1%
5,000	Oak Street Health, Inc. [1]	267,200
13,636	Outset Medical, Inc. [1]	681,800
		949,000

	TOTAL COMMON STOCK (Cost $874,446,783)	1,381,453,155

	CONTINGENT VALUE RIGHTS - 0.1%
	PHARMACEUTICALS - 0.1%
1,528,871	Peloton Therapeutics, Inc. [1,2,3,5,6]	1,314,523
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	1,314,523

	PREFERRED STOCK - 8.0%
	PHARMACEUTICALS - 8.0%
798,111	Annexon, Inc. [1,2,3]	22,920,551
122,828	Beta Bionic Series B/B2 [1,2,3,5,6]	18,669,856
5,000,000	Casma Therapeutics, Inc. [1,2,3,4,5,6]	3,562,500
1,228,304	Freeline Therapeutics Ltd. [1,2,3,4]	18,215,134
5,000,000	Goldfinch Biopharma, Inc. Series A [1,2,3,4,5,6]	5,600,000
8,474,576	Goldfinch Biopharma, Inc. Series B [1,2,3,4,5,6]	9,491,525
507,954	Pliant Therapeutics Series B [1,2,3]	10,929,900
229,279	Pliant Therapeutics Series C [1,2,3]	4,933,511
1,941,748	Praxis Precision Medicines, Inc. Series C [1,2,3,4,5,6]	10,459,226
2,116,402	Praxis Precision Medicines, Inc. Series C1 [1,2,3,4,5,6]	11,399,999
3,804,347	Talaris Therapeutics, Inc. [1,2,3,5,6]	6,649,999
6,082,133	VectivBio AG Series A2 [1,2,3,5,6]	6,650,204
594,705	Zentalis Pharmaceuticals LLC [1,2,3]	18,468,861
	TOTAL PREFERRED STOCK (Cost $115,000,023)	147,951,266

	WARRANTS - 0.1%
400,000	Immatics NV [1]	1,380,000
	TOTAL WARRANTS (Cost $1,073,048)	1,380,000

	SHORT-TERM INVESTMENTS - 8.3%
3,116,796	Fidelity Government Portfolio - Institutional Class, 0.01% [7,8]	3,116,796
138,696,154	First American Government Obligations - Class U, 0.07% [7]	138,696,154
	TOTAL SHORT-TERM INVESTMENTS (Cost $141,812,950)	141,812,950

	TOTAL INVESTMENTS - 97.9% (Cost $1,132,332,804)	$1,673,911,894
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	36,220,314
	TOTAL NET ASSETS - 100.0%	$1,710,132,208

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

ADR - American Depositary Receipt

CVR - Contingent Value Rights

LLC - Limited Liability Company

PLC - Public Limited Company

1.	Non-Income producing security.

2.	Illiquid security. Total value of all such securities as of September 30, 2020 amounted to $161,077,557 and represented 9.42% of Total Net Assets.

3.	Restricted security.

4.	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

5.	Security fair valued as of September 30, 2020 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as of September 30, 2020 amounted to $73,797,832, which represents approximately 4.32% of net assets of the Fund.

6.	Private investment.

7.	Interest rate reflects seven-day effective yield on September 30, 2020.

8.	Collateral held at broker.

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 44.2%
	ASSET MANAGEMENT - 0.5%
$350,000	Eaton Vance Corp.	3.6250	6/15/2023	$375,696

	BANKING - 8.4%
1,450,000	Bank of America Corp., Quarterly US LIBOR +0.63% [1]	3.4990	5/17/2022	1,477,415
1,000,000	First Horizon National Corp.	3.5500	5/26/2023	1,052,937
1,075,000	Huntington Bancshares, Inc.	4.0000	5/15/2025	1,226,171
1,400,000	JPMorgan Chase & Co.[1]	0.6530	9/16/2024	1,401,146
1,200,000	Regions Financial Corp.	2.2500	5/18/2025	1,269,322
				6,426,991
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.8%
565,000	Celgene Corp.	3.2500	2/20/2023	589,419
700,000	Zoetis, Inc.	3.2500	2/1/2023	739,108
				1,328,527
	COMMERCIAL SUPPORT SERVICES - 0.7%
500,000	Waste Management, Inc.	3.1250	3/1/2025	548,765

	ELECTRIC UTILITIES - 8.2%
1,100,000	Avangrid, Inc.	3.1500	12/1/2024	1,198,179
1,100,000	CMS Energy Corp.	3.8750	3/1/2024	1,199,466
500,000	Florida Power & Light Co.	3.1250	12/1/2025	557,559
350,000	Georgia Power Co.	3.2500	4/1/2026	388,554
325,000	MidAmerican Energy Co.	3.1000	5/1/2027	362,853
600,000	NextEra Energy Capital Holdings, Inc.	3.1500	4/1/2024	649,353
725,000	TerraForm Power Operating LLC [2]	4.2500	1/31/2023	744,778
1,200,000	WEC Energy Group, Inc.	0.5500	9/15/2023	1,203,035
				6,303,777
	ELECTRICAL EQUIPMENT - 3.0%
1,100,000	Lennox International, Inc.	1.3500	8/1/2025	1,109,771
1,125,000	Roper Technologies, Inc.	3.6500	9/15/2023	1,223,076
				2,332,847
	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
1,000,000	Lazard Group LLC	3.7500	2/13/2025	1,085,281
1,000,000	Nasdaq, Inc.	4.2500	6/1/2024	1,118,534
				2,203,815
	INSURANCE - 4.3%
500,000	Aflac, Inc.	2.8750	10/15/2026	552,026
1,000,000	Brown & Brown, Inc.	4.2000	9/15/2024	1,104,082
750,000	Primerica, Inc.	4.7500	7/15/2022	800,443
750,000	Reinsurance Group of America, Inc.	3.9500	9/15/2026	845,848
				3,302,399
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.3%
675,000	Alexandria Real Estate Equities, Inc.	3.8000	4/15/2026	775,160
400,000	Alexandria Real Estate Equities, Inc.	4.0000	1/15/2024	440,927
1,100,000	American Tower Corp.	3.3750	5/15/2024	1,191,776
750,000	Crown Castle International Corp.	5.2500	1/15/2023	826,079
1,200,000	Equinix, Inc.	1.0000	9/15/2025	1,192,845
825,000	HAT Holdings I LLC / HAT Holdings II LLC [2]	5.2500	7/15/2024	861,341
1,000,000	Highwoods Realty LP	3.6250	1/15/2023	1,040,425
700,000	Prologis LP	3.7500	11/1/2025	799,673
				7,128,226
	RETAIL - 1.5%
450,000	AutoZone, Inc.	2.8750	1/15/2023	472,534
250,000	AutoZone, Inc.	3.2500	4/15/2025	275,563
350,000	O’Reilly Automotive, Inc.	3.8500	6/15/2023	376,094
				1,124,191

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 44.2% (Continued)
	SEMICONDUCTORS - 1.5%
$574,000	Lam Research Corp.	3.8000	3/15/2025	$646,845
500,000	NVIDIA Corp.	2.2000	9/16/2021	508,265
				1,155,110
	TECHNOLOGY HARDWARE - 1.0%
650,000	Juniper Networks, Inc.	4.5000	3/15/2024	726,630

	TECHNOLOGY SERVICES - 0.6%
465,000	Visa, Inc.	0.7500	8/15/2027	462,406

	TRANSPORTATION & LOGISTICS - 0.5%
400,000	JB Hunt Transport Services, Inc.	3.3000	8/15/2022	416,688

	TOTAL CORPORATE BONDS (Cost $33,235,072)			33,836,068

	MUNICIPAL BONDS - 3.5%
	CALIFORNIA - 0.8%
575,000	California Municipal Finance Authority	1.4860	11/1/2022	581,423

	DELAWARE - 0.0%
35,000	Delaware State Housing Authority	2.7500	12/1/2041	36,486

	MARYLAND - 0.2%
125,000	Maryland Community Development Administration	3.2420	9/1/2048	128,840

	MASSACHUSETTS - 0.2%
20,000	Massachusetts Housing Finance Agency	3.2790	12/1/2020	20,063
140,000	Massachusetts Housing Finance Agency	4.0000	6/1/2039	149,003
				169,066
	NEW YORK - 1.0%
500,000	New York City Housing Development Corp.	1.9300	2/1/2025	515,845
250,000	New York State Housing Finance Agency	2.2000	11/1/2024	253,475
				769,320
	OREGON - 1.3%
200,000	State of Oregon	0.5020	5/1/2022	200,586
200,000	State of Oregon	0.6550	5/1/2023	201,234
300,000	State of Oregon	0.7950	5/1/2024	303,312
300,000	State of Oregon	0.8950	5/1/2025	302,985
				1,008,117

	TOTAL MUNICIPAL BONDS (Cost $2,650,456)			2,693,252

	U.S. GOVERNMENT & AGENCIES - 49.0%
	ADJUSTABLE RATE MORTGAGES - 0.2%
53,351	Fannie Mae Pool, H15T1Y +2.18% [3]	2.5150	6/1/2036	53,478
2,135	Fannie Mae Pool, H15T1Y +2.17% [3]	2.5450	8/1/2034	2,141
8,897	Freddie Mac Non Gold Pool, H15T1Y +2.10% [3]	2.4700	9/1/2022	8,896
2,518	Freddie Mac Non Gold Pool, H15T1Y +2.42% [3]	3.7690	1/1/2024	2,529
1,277	Freddie Mac Non Gold Pool, H15T1Y +2.16% [3]	3.9080	1/1/2024	1,286
800	Ginnie Mae II Pool, H15T1Y +1.50% [3]	2.8750	4/20/2024	815
1,814	Ginnie Mae II Pool, H15T1Y +1.50% [3]	2.8750	5/20/2024	1,863
1,459	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.0000	2/20/2024	1,498
1,500	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.0000	3/20/2024	1,534
8,619	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.0000	2/20/2025	8,896
21,669	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.0000	1/20/2032	22,694
2,195	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.1250	10/20/2022	2,208

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	U.S. GOVERNMENT & AGENCIES - 49.0% (Continued)
	ADJUSTABLE RATE MORTGAGES - 0.2% (Continued)
$5,952	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.1250	12/20/2024	$6,051
2,685	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.1250	12/20/2032	2,812
1,854	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.2500	7/20/2023	1,892
1,872	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.2500	8/20/2023	1,912
4,083	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.2500	9/20/2024	4,166
1,855	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.2500	7/20/2025	1,911
19,592	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.2500	7/20/2031	20,474
				147,056
	AGENCY FIXED RATE - 21.5%
986,594	Fannie Mae Pool	1.5000	8/1/2035	1,010,283
968,216	Fannie Mae Pool	2.0000	5/1/2035	1,007,348
1,465,477	Fannie Mae Pool	2.0000	7/1/2035	1,524,884
1,477,165	Fannie Mae Pool	2.0000	8/1/2035	1,537,131
1,484,238	Fannie Mae Pool	2.0000	8/1/2040	1,535,897
1,632,104	Fannie Mae Pool	3.0000	10/1/2026	1,713,194
1,582,559	Fannie Mae Pool	3.0000	2/1/2027	1,660,719
854,343	Fannie Mae Pool	5.5000	11/1/2025	885,134
1,339,928	Freddie Mac Gold Pool	2.5000	1/1/2031	1,401,740
1,490,243	Freddie Mac Pool	1.5000	9/1/2035	1,526,027
1,573,521	Freddie Mac Pool	2.0000	7/1/2030	1,645,940
965,800	Freddie Mac Pool	2.0000	6/1/2035	1,004,989
586	Ginnie Mae I Pool	6.5000	1/15/2024	648
40	Ginnie Mae I Pool	6.5000	4/15/2026	44
68	Ginnie Mae I Pool	7.0000	9/15/2023	71
5,682	Ginnie Mae I Pool	7.0000	4/15/2028	5,831
415	Ginnie Mae I Pool	7.5000	12/15/2023	420
				16,460,300
	AGENCY HYBRID ADJUSTABLE RATE MORTGAGES - 0.0%
25,117	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.1250	10/20/2034	26,373
13,779	Ginnie Mae II Pool, H15T1Y +1.50% [3]	3.2500	8/20/2041	14,401
				40,774
	AGENCY MORTGAGE BACKED SECURITIES - OTHER - 7.3%
1,000,000	Fannie Mae Pool	2.2700	9/1/2026	1,062,769
475,152	Fannie Mae Pool	2.5200	12/1/2026	511,360
250,000	Fannie Mae Pool	2.6000	9/1/2024	258,112
750,000	Fannie Mae Pool	2.6700	1/1/2025	798,427
953,436	Fannie Mae Pool	2.6700	1/1/2025	1,028,596
680,000	Fannie Mae Pool	2.7000	12/1/2024	724,028
980,096	Fannie Mae Pool	2.7100	7/1/2026	1,060,410
150,000	Fannie Mae Pool	3.9400	7/1/2021	152,851
				5,596,553
	GOVERNMENT OWNED - 17.3%
1,500,000	Federal Home Loan Mortgage Corp.	0.2500	8/24/2023	1,501,450
1,250,000	Federal Home Loan Mortgage Corp.	0.3000	9/28/2023	1,249,602
1,250,000	Federal Home Loan Mortgage Corp.	0.3750	2/12/2024	1,249,583
1,650,000	Federal Home Loan Mortgage Corp.	0.3750	3/25/2024	1,648,008
1,500,000	Federal Home Loan Mortgage Corp.	0.4000	2/26/2024	1,499,493
1,500,000	Federal Home Loan Mortgage Corp.	0.5000	3/1/2024	1,500,849
325,000	Federal Home Loan Mortgage Corp.	1.5000	2/12/2025	341,402
1,500,000	Federal National Mortgage Association	0.3400	8/25/2023	1,499,872
1,250,000	Federal National Mortgage Association	0.3750	8/24/2023	1,249,370
1,500,000	Federal National Mortgage Association	0.4200	7/27/2023	1,498,652
				13,238,281

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	U.S. GOVERNMENT & AGENCIES - 49.0% (Continued)
	GOVERNMENT SPONSORED - 2.7%
$750,000	Federal Farm Credit Banks Funding Corp.	0.3000	3/28/2024	$749,903
1,300,000	Federal Farm Credit Banks Funding Corp.	0.3700	4/13/2023	1,299,110
				2,049,013

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $37,295,500)			37,531,977

	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
126,561	Fannie Mae Interest Strip	3.0000	11/25/2042	137,367
221,277	Fannie Mae REMICS	3.0000	8/25/2036	233,280
250,000	Fannie Mae REMICS	3.0000	12/25/2040	267,414
152,237	Fannie Mae REMICS	3.0000	10/25/2042	164,399
100,610	Freddie Mac Multifamily Structured Pass Through Certificates	1.5830	4/25/2022	101,453
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $846,815)			903,913

	SHORT-TERM INVESTMENTS - 1.0%
725,565	First American Government Obligations - Class U, 0.07% [4]			725,565
	TOTAL SHORT-TERM INVESTMENTS (Cost $725,565)			725,565

	TOTAL INVESTMENTS - 98.9% (Cost $74,753,408)			$75,690,775
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%			850,119
	TOTAL NET ASSETS - 100.0%			$76,540,894

H15T1Y - U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year

LLC - Limited Liability Company

LP - Limited Partnership

REMICS - Real Estate Mortgage Investment Conduits

1.	Variable rate, rate shown represents the rate at September 30, 2020.

2.	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.10% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

3.	Floating rate, rate shown represents the rate at September 30, 2020.

4.	Interest rate reflects seven-day effective yield on September 30, 2020.

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Fair Value

	COMMON STOCK - 35.6%
	AUTOMOTIVE - 1.0%
38,700	Magna International, Inc.	$1,770,525

	BANKING - 1.9%
113,200	First Horizon National Corp.	1,067,476
19,700	First Republic Bank	2,148,482
		3,215,958
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.1%
5,700	Ascendis Pharma A/S - ADR [1]	879,624
6,100	Zoetis, Inc.	1,008,757
		1,888,381
	CHEMICALS - 1.1%
2,600	Sherwin-Williams Co.	1,811,524

	COMMERCIAL SUPPORT SERVICES - 1.4%
20,500	Waste Management, Inc.	2,319,985

	DIVERSIFIED INDUSTRIALS - 1.8%
51,000	ITT, Inc.	3,011,550

	ELECTRIC UTILITIES - 4.5%
41,700	Brookfield Renewable Corp.	2,443,620
79,200	Clearway Energy, Inc.	2,135,232
10,600	NextEra Energy, Inc.	2,942,136
		7,520,988
	ELECTRICAL EQUIPMENT - 2.9%
3,400	Roper Technologies, Inc.	1,343,374
28,700	Trane Technologies PLC	3,479,875
		4,823,249
	GAS & WATER UTILITIES - 1.1%
12,300	American Water Works Co., Inc.	1,782,024

	HOME CONSTRUCTION - 2.0%
44,100	DR Horton, Inc.	3,335,283

	LEISURE FACILITIES & SERVICES - 0.6%
2,500	Domino’s Pizza, Inc.	1,063,200

	MACHINERY - 0.5%
4,400	IDEX Corp.	802,604

	MEDICAL EQUIPMENT & DEVICES - 4.4%
35,700	Agilent Technologies, Inc.	3,603,558
12,500	STERIS PLC	2,202,375
11,500	Zimmer Biomet Holdings, Inc.	1,565,610
		7,371,543
	RETAIL - DISCRETIONARY - 1.4%
14,300	Lowe’s Cos, Inc.	2,371,798

	SEMICONDUCTORS - 4.5%
18,700	Entegris, Inc.	1,390,158
11,200	KLA Corp.	2,169,888
17,100	Skyworks Solutions, Inc.	2,488,050
18,200	Taiwan Semiconductor Manufacturing Co. Ltd.	1,475,474
		7,523,570

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Fair Value

	COMMON STOCK - 35.6% (Continued)
	SOFTWARE - 0.6%
25,100	Dynatrace, Inc. [1]	$1,029,602

	TECHNOLOGY SERVICES - 1.7%
13,200	Jack Henry & Associates, Inc.	2,146,188
2,100	MSCI, Inc.	749,238
		2,895,426
	TRANSPORTATION & LOGISTICS - 1.1%
10,600	Old Dominion Freight Line, Inc.	1,917,752

	WHOLESALE - CONSUMER STAPLES - 0.8%
21,200	Sysco Corp.	1,319,064

	WHOLESALE - DISCRETIONARY - 1.2%
5,800	Pool Corp.	1,940,332

	TOTAL COMMON STOCK (Cost $48,992,347)	59,714,358

	LIMITED PARTNERSHIPS - 4.6%
	ELECTRIC UTILITIES - 4.6%
63,300	Brookfield Renewable Partners LP	3,326,415
72,100	NextEra Energy Partners LP	4,323,116
	TOTAL LIMITED PARTNERSHIPS (Cost $4,597,100)	7,649,531

	PREFERRED STOCK - 1.3%
	AUTOMOTIVE - 1.3%
18,400	Aptiv PLC	2,101,280
	TOTAL PREFERRED STOCK (Cost $2,056,899)	2,101,280

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.2%
16,300	Alexandria Real Estate Equities, Inc.	2,608,000
18,800	Crowne Castle International Corp.	3,130,200
2,100	Equinix, Inc.	1,596,273
95,700	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,045,239
40,400	Prologis, Inc.	4,065,048
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $11,257,833)	15,444,760

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 28.4%
	ASSET MANAGEMENT - 1.5%
$1,200,000	Calvert Impact Capital, Inc. [2]	1.5000	11/13/2020	1,200,000
340,000	Eaton Vance Corp.	3.6250	6/15/2023	364,961
1,000,000	Hercules Capital, Inc.	4.6250	10/23/2022	1,012,958
				2,577,919
	AUTO PARTS & EQUIPMENT - 0.4%
670,000	BorgWarner, Inc.	2.6500	7/1/2027	708,561

	BANKING - 3.2%
1,200,000	Bank of America Corp., Quarterly US LIBOR +0.63% [3]	3.4990	5/17/2022	1,222,688
290,000	First Horizon National Corp.	3.5000	12/15/2020	290,994
650,000	First Horizon National Corp.	3.5500	5/26/2023	684,409
914,000	Huntington Bancshares, Inc.	4.0000	5/15/2025	1,042,530
1,175,000	JPMorgan Chase & Co.[3]	0.6530	9/16/2024	1,175,962
925,000	Regions Financial Corp.	2.2500	5/18/2025	978,436
				5,395,019

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 28.4% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.4%
$1,720,000	Neurocrine Biosciences, Inc.	2.2500	5/15/2024	$2,382,200

	CONSTRUCTION MATERIALS - 0.2%
265,000	Vulcan Materials Co., Quarterly US LIBOR +0.65% [4]	0.8960	3/1/2021	265,113

	CONSUMER SERVICES - 0.6%
1,000,000	Local Initiatives Support Corp.	3.0050	3/1/2022	1,022,046

	CONTAINERS & PACKAGING - 0.2%
400,000	TriMas Corp. [5]	4.8750	10/15/2025	405,938

	E-COMMERCE DISCRETIONARY - 0.9%
1,460,000	Wayfair, Inc. [5]	0.6250	10/1/2025	1,492,393

	ELECTRIC UTILITIES - 3.8%
790,000	Avangrid, Inc.	3.1500	12/1/2024	860,510
850,000	CMS Energy Corp.	3.8750	3/1/2024	926,860
350,000	Duke Energy Carolinas LLC	3.3500	5/15/2022	367,195
350,000	Duke Energy Florida LLC	2.5000	12/1/2029	380,261
850,000	MidAmerican Energy Co.	3.1000	5/1/2027	948,999
925,000	National Rural Utilities Cooperative Finance Corp.	1.3500	3/15/2031	922,397
875,000	NextEra Energy Capital Holdings, Inc.	3.1500	4/1/2024	946,974
400,000	TerraForm Power Operating LLC [5]	5.0000	1/31/2028	438,620
635,000	WEC Energy Group, Inc.	0.5500	9/15/2023	636,606
				6,428,422
	ELECTRICAL EQUIPMENT - 1.0%
725,000	Lennox International, Inc.	1.3500	8/1/2025	731,440
825,000	Roper Technologies, Inc.	3.8000	12/15/2026	953,279
				1,684,719
	ENGINEERING & CONSTRUCTION - 0.2%
325,000	MasTec, Inc. [5]	4.5000	8/15/2028	328,656

	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
575,000	Louisiana-Pacific Corp.	4.8750	9/15/2024	591,963

	HOME & OFFICE PRODUCTS - 0.3%
500,000	Tempur Sealy International, Inc.	5.5000	6/15/2026	520,133

	HOME CONSTRUCTION - 0.2%
400,000	BMC East LLC [5]	5.5000	10/1/2024	411,750

	INDUSTRIAL SUPPORT SERVICES - 0.6%
500,000	Ashtead Capital, Inc. [5]	4.1250	8/15/2025	514,414
450,000	United Rentals North America, Inc.	5.8750	9/15/2026	474,689
				989,103
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
750,000	Lazard Group LLC	3.7500	2/13/2025	813,961

	INSURANCE - 1.4%
500,000	Aflac, Inc.	3.2500	3/17/2025	555,095
850,000	Brown & Brown, Inc.	4.2000	9/15/2024	938,469
750,000	Reinsurance Group of America, Inc.	3.9500	9/15/2026	845,848
				2,339,412
	INTERNET MEDIA & SERVICES - 0.3%
525,000	VeriSign, Inc.	5.2500	4/1/2025	581,493

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 28.4% (Continued)
	MACHINERY - 0.3%
$400,000	Mueller Water Products, Inc. [5]	5.5000	6/15/2026	$414,424

	MEDICAL EQUIPMENT & DEVICES - 1.9%
1,773,000	Exact Sciences Corp.	1.0000	1/15/2025	2,752,408
400,000	Hill-Rom Holdings, Inc. [5]	4.3750	9/15/2027	415,155
				3,167,563
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.7%
875,000	Alexandria Real Estate Equities, Inc.	3.8000	4/15/2026	1,004,837
425,000	AvalonBay Communities, Inc.	2.9500	5/11/2026	471,336
750,000	Crown Castle International Corp.	3.6500	9/1/2027	840,485
1,000,000	Equinix, Inc.	1.0000	9/15/2025	994,038
600,000	HAT Holdings I LLC / HAT Holdings II LLC [5]	5.2500	7/15/2024	626,430
144,000	Highwoods Realty LP	3.2000	6/15/2021	145,898
500,000	Kilroy Realty LP	4.7500	12/15/2028	581,170
985,000	Prologis LP	1.2500	10/15/2030	965,447
500,000	Welltower, Inc.	2.7000	2/15/2027	528,727
				6,158,368
	RETAIL - DISCRETIONARY - 0.3%
425,000	Penske Automotive Group, Inc.	5.7500	10/1/2022	425,000

	SOFTWARE - 4.2%
2,140,000	Five9, Inc. [5]	0.5000	6/1/2025	2,596,861
750,000	HubSpot, Inc. [5]	0.3750	6/1/2025	954,482
400,000	Open Text Corp. [5]	5.8750	6/1/2026	415,750
2,880,000	RingCentral, Inc. [5]	0.0000	3/1/2025	3,081,600
				7,048,693
	TECHNOLOGY SERVICES - 0.9%
500,000	Verisk Analytics, Inc.	4.1250	3/15/2029	590,064
900,000	Visa, Inc.	0.7500	8/15/2027	894,980
				1,485,044

	TOTAL CORPORATE BONDS (Cost $45,950,397)			47,637,893

	MUNICIPAL BONDS - 2.0%
	CALIFORNIA - 1.0%
1,000,000	California Health Facilities Financing Authority	1.8960	6/1/2021	1,008,750
425,000	California Municipal Finance Authority	1.4860	11/1/2022	429,747
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	6/1/2032	227,042
100,000	City of Napa, CA Solid Waste Revenue	2.3300	8/1/2025	106,973
				1,772,512
	HAWAII - 0.1%
150,000	City & County of Honolulu, HI	2.5180	10/1/2026	164,400

	NEW YORK - 0.3%
500,000	New York City Housing Development Corp.	1.3500	11/1/2026	515,430

	OREGON - 0.6%
200,000	State of Oregon	0.8950	5/1/2025	201,990
250,000	State of Oregon	1.1850	5/1/2026	255,518
500,000	State of Oregon	1.3150	5/1/2027	512,900
				970,408

	TOTAL MUNICIPAL BONDS (Cost $3,326,380)			3,422,750

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	NON U.S. GOVERNMENT & AGENCIES - 0.2%
	SUPRANATIONAL - 0.2%	2.5000	10/15/2024
$325,000	European Investment Bank			$353,684
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $326,389)			353,684

	U.S. GOVERNMENT & AGENCIES - 12.8%
	AGENCY FIXED RATE - 10.1%
1,250,000	Fannie Mae Pool	1.5000	10/1/2035	1,280,015
1,219,810	Fannie Mae Pool	2.0000	6/1/2035	1,269,086
984,776	Fannie Mae Pool	2.0000	8/1/2035	1,024,754
1,041,041	Fannie Mae Pool	2.5000	10/1/2043	1,109,373
1,340,011	Fannie Mae Pool	2.5000	5/1/2050	1,407,130
1,359,942	Fannie Mae Pool	2.5000	6/1/2050	1,428,060
1,114,388	Fannie Mae Pool	2.5000	8/1/2050	1,170,206
890,190	Fannie Mae Pool	3.0000	2/1/2027	934,154
827,213	Fannie Mae Pool	3.0000	12/1/2045	892,571
927,763	Fannie Mae Pool	3.0000	11/1/2046	975,541
779,243	Fannie Mae Pool	3.0000	2/1/2047	830,221
219,519	Fannie Mae Pool	4.0000	7/1/2033	232,750
151,022	Fannie Mae Pool	4.5000	6/1/2044	169,431
642,627	Fannie Mae Pool	5.5000	11/1/2025	665,787
209,932	Freddie Mac Gold Pool	4.0000	5/1/2032	223,004
1,229,842	Freddie Mac Pool	2.5000	7/1/2050	1,291,443
1,077,178	Freddie Mac Pool	3.0000	3/1/2050	1,128,882
930,788	Ginnie Mae II Pool	3.0000	1/20/2046	981,577
				17,013,985
	GOVERNMENT OWNED - 2.0%
250,000	Federal Home Loan Mortgage Corp.	0.5000	3/1/2024	250,142
1,000,000	Federal Home Loan Mortgage Corp.	1.5000	2/12/2025	1,050,467
1,000,000	Federal National Mortgage Association	0.3400	8/25/2023	999,915
1,000,000	Federal National Mortgage Association	1.8750	9/24/2026	1,085,073
				3,385,597

	GOVERNMENT SPONSORED - 0.7%
1,000,000	Federal Farm Credit Banks Funding Corp.	2.5800	6/15/2027	1,128,995

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $21,034,651)			21,528,577

	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates	2.4120	8/25/2029	1,098,595
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates	2.9390	4/25/2029	1,133,710
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,053,842)			2,232,305

Shares

	SHORT-TERM INVESTMENTS - 0.1%
102,076	Fidelity Government Portfolio - Institutional Class, 0.01% [6]			102,076
	TOTAL SHORT-TERM INVESTMENTS (Cost $102,076)			102,076

	TOTAL INVESTMENTS - 95.5% (Cost $139,697,914)			$160,187,214
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%			7,548,438
	TOTAL NET ASSETS - 100.0%			$167,735,652

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

ADR - American Depositary Receipts

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

1.	Non-Income producing security.

2.	Illiquid security. Total value of all such securities as of September 30, 2020 amounted to $1,200,000 and represented 0.72% of Total Net Assets.

3.	Variable rate, rate shown represents the rate at September 30, 2020.

4.	Floating rate, rate shown represents the rate at September 30, 2020.

5.	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 7.21% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

6.	Interest rate reflects seven-day effective yield on September 30, 2020.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of a Fund’s holding. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Eventide Core Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$26,827,242	$—	26,827,242
U.S. Government & Agencies	—	21,076,118	—	21,076,118
Short-Term Investments	2,123,736	—	—	2,123,736
Total	$2,123,736	$47,903,360	$—	$50,027,096

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Eventide Dividend Opportunities Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$64,110,970	$—	$—	$64,110,970
Corporate Bonds	—	1,780,747	—	1,780,747
Limited Partnerships	4,077,280	—	—	4,077,280
Preferred Stock	2,352,520	—	—	2,352,520
Real Estate Investment Trust (REITs)	15,916,844	—	—	15,916,844
Short-Term Investments	217,137	—	—	217,137
Total	$86,674,751	$1,780,747	$—	$88,455,498

Eventide Exponential Technologies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$19,083,364	$—	$—	$19,083,364
Short-Term Investments	1,757,518	—	—	1,757,518
Total	$20,840,882	$—	$—	$20,840,882

Eventide Gilead Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$3,129,468,453	$5,199,813	$—	$3,134,668,266
Contingent Value Rights	—	—	3,424,532	3,424,532
Corporate Bonds	—	30,000,000	—	30,000,000
Limited Partnerships	111,355,800	—	—	111,355,800
Preferred Stock	—	33,371,319	45,328,939	78,700,258
Put Options Purchased	507,000	31,500	—	538,500
Real Estate Investment Trust (REITs)	65,968,950	—	—	65,968,950
Short-Term Investments	10,798,293	—	—	10,798,293
Total	$3,318,098,496	$68,602,632	$48,753,471	$3,435,454,599

Eventide Healthcare & Life Sciences Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$1,369,641,387	$11,811,768	$—	$1,381,453,155
Contingent Value Rights	—	—	1,314,523	1,314,523
Preferred Stock	—	75,467,957	72,483,309	147,951,266
Warrants	1,380,000	—	—	1,380,000
Short-Term Investments	141,812,950	—	—	141,812,950
Total	$1,512,834,337	$87,279,725	$73,797,832	$1,673,911,894

Eventide Limited-Term Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$903,913	$—	$903,913
Corporate Bonds	—	33,836,068	—	33,836,068
Municipal Bonds	—	2,693,252	—	2,693,252
U.S. Government & Agencies	—	37,531,977	—	37,531,977
Short-Term Investments	725,565	—	—	725,565
Total	$725,565	$74,965,210	$—	$75,690,775

Eventide Multi-Asset Income Fund

Assets	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$2,232,305	$—	$2,232,305
Common Stocks *	59,714,358	—	—	59,714,358
Corporate Bonds	—	47,637,893	—	47,637,893
Limited Partnerships	7,649,531	—	—	7,649,531
Municipal Bonds	—	3,422,750	—	3,422,750
Non U.S. Government & Agencies	—	353,684	—	353,684
Preferred Stock	2,101,280	—	—	2,101,280
Real Estate Investment Trust (REITs)	15,444,760	—	—	15,444,760
U.S. Government & Agencies	—	21,528,577	—	21,528,577
Short-Term Investments	102,076	—	—	102,076
Total	$85,012,005	$75,175,209	$—	$160,187,214

*	For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Gilead Fund

	Contingent Value Rights	Preferred Stock	Total
Beginning Balance 6/30/2020	$3,424,532	$36,769,714	$40,194,246
Total realized gain (loss)	—	—	—
Appreciation (Depreciation)	—	559,223	559,223
Cost of Purchases	—	8,000,002	8,000,002
Proceeds from Sales	—	—	—
Net transfers in/out of level 3	—	—	—
Ending Balance 9/30/2020	$3,424,532	$45,328,939	$48,753,471

Eventide Healthcare & Life Sciences Fund

	Contingent Value Rights	Preferred Stock	Total
Beginning Balance 6/30/2020	$1,314,523	$67,723,882	$69,038,405
Total realized gain (loss)	—	—	—
Appreciation (Depreciation)	—	759,428	759,428
Cost of Purchases	—	29,749,997	29,749,997
Proceeds from Sales	—	—	—
Net transfers in/out of level 3	—	(25,749,998)	(25,749,998)
Ending Balance 9/30/2020	$1,314,523	$72,483,309	$73,797,832

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Beta Bionic Series B/B2 preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Casma Therapeutics, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Goldfinch Biopharma, Inc. Series A preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Goldfinch Biopharma, Inc. Series B preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Peloton Therapeutics, Inc. – CVR are as follows:

Fair Value at September 30, 2020	Valuation Techniques	Unobservable Input	Impact to Valuation
$0.86	Anticipated sale price less discounts plus discounted cash flow of contingent future payments.	2.5 - 75% range for probability of success of milestones, with a per share discounted weighted average of $0.8168.	Increase (Decrease) in Rate of Success Ratio equals increases (decreases) value

		5% Liquidity Risk 5% Deal Risk	Increase (Decrease) in Credit Risk/ Liquidity Risk equals Decrease (Increase) in value

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Praxis Precision Medicines, Inc. Series C preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Praxis Precision Medicines, Inc. Series C1 preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Talaris Therapeutics Series B preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in VectivBio AG Series A2 preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

There was a change in fair valuation measurement inputs from Level 3 to Level 2 for two preferred stocks. Level 2 valuations became available based on the Fund receiving daily valuations via the underlying common stock.

The notional value of the derivative instruments disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period ended September 30, 2020 is a reflection of the volume of derivative activity for the respective Fund.

Portfolio Concentration Risk – The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

Option Risk – There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. During the period ended September 30, 2020, the Gilead Fund had realized loss of $1,047,577 from options contracts.

Investment in Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Funds will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of a Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2020, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Eventide Core Bond Fund	$50,293,216	$42,885	$(309,005)	$(266,120)
Eventide Dividend Opportunities Fund	75,674,437	13,285,783	(504,722)	12,781,061
Eventide Exponential Technologies Fund	19,777,516	1,140,804	(77,438)	1,063,366
Eventide Gilead Fund	1,865,455,324	1,614,252,462	(44,253,187)	1,569,999,275
Eventide Healthcare & Life Sciences Fund	1,154,665,813	588,633,079	(69,386,998)	519,246,081
Eventide Limited-Term Bond Fund	74,753,408	978,428	(41,061)	937,367
Eventide Multi-Asset Fund	139,213,863	21,750,307	(776,956)	20,973,351